Equity - Schedule of the Entity's Quotaholders (Detail) - Vinci Partners Investments Ltd [Member]	12 Months Ended
Dec. 31, 2024 shares
Disclosure of classes of share capital [line items]
Opening balance	56,913,588
Subscribed	11,783,384
Closing balance	68,696,972
Series A Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Opening balance	100,000
Subscribed	0
Closing balance	100,000
Class A Common Stock [Member] | Alessandro Monteiro Morgado Horta [Member]
Disclosure of classes of share capital [line items]
Opening balance	8,266,422
Closing balance	8,266,422
Class A Common Stock [Member] | Public Float [Member]
Disclosure of classes of share capital [line items]
Opening balance	12,468,475
Transferred	529,675
Repurchased	(1,202,612)
Closing balance	11,795,538
Class A Common Stock [Member] | Compass Group [Member]
Disclosure of classes of share capital [line items]
Subscribed	11,783,384
Closing balance	11,783,384
Class A Common Stock [Member] | Other Shareholders [Member]
Disclosure of classes of share capital [line items]
Opening balance	18,577,681
Transferred	(479,379)
Repurchased	(363,530)
Closing balance	17,734,772
Class A Common Stock [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Opening balance	3,134,771
Transferred	(50,296)
Repurchased	1,566,142
Closing balance	4,650,617
Class B Common Stock [Member] | Gilberto Sayao Da Silva [Member]
Disclosure of classes of share capital [line items]
Opening balance	14,466,239
Closing balance	14,466,239
Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Opening balance	100,000
Subscribed	0
Closing balance	100,000